Organization and Summary of Significant Accounting Policies - Contract Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retainage	$ 2,600,000	$ 0
Other contract assets	$ 9,600,000	$ 1,200,000